Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information
The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2018 and 2017.

	Three Months Ended
2018:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,625	$5,107	$5,523	$6,065
Total interest expense	523	707	893	1,055

Net interest income	4,102	4,400	4,630	5,010

Provision for loan losses	57	72	72	96
Other income	880	888	897	995
General, administrative and other expense	3,579	3,754	3,855	5,235

Income before income taxes	1,346	1,462	1,600	674
Federal income taxes	198	250	269	83

Net income	$1,148	$1,212	$1,331	$591

Earnings per share
Basic	$0.23	$0.23	$0.25	$0.11
Diluted	$0.23	$0.23	$0.25	$0.11

	Three Months Ended
2017:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,184	$4,290	$4,586	$4,591
Total interest expense	438	438	449	439

Net interest income	3,746	3,852	4,137	4,152

Provision (credit) for loan losses	25	25	25	25
Other income	832	869	892	859
General, administrative and other expense	3,334	3,365	3,456	3,494

Income before income taxes	1,219	1,331	1,548	1,492
Federal income taxes	369	415	548	712

Net income	$850	$916	$1,000	$780

Earnings per share
Basic	$0.17	$0.18	$0.20	$0.16
Diluted	$0.17	$0.18	$0.20	$0.16